Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2015-2

Class A-1 .40000% Asset Backed Notes

Class A-2A .83% Asset Backed Notes

Class A-2B Floating Rate Asset Backed Notes

Class A-3 1.27% Asset Backed Notes

Class B 1.82% Asset Backed Notes

Class C 2.40% Asset Backed Notes

Class D 3.00% Asset Backed Notes

Class E 3.60% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2015-2, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and Citibank, N.A., as the Trust Collateral Agent, dated as of April 8 , 2015. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	07/01/2016
Monthly Period Ending:	07/31/2016
Prev. Distribution/Close Date:	07/08/2016
Distribution Date:	08/08/2016
Days of Interest for Period:	31
Days in Collection Period:	31
Months Seasoned:	16

				Original
Purchases	Units	Start Date	Closing Date	Pool Balance
Initial Purchase	63,313	04/09/2015	04/15/2015	$1,271,999,977

Total	63,313			$1,271,999,977

I. MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1} Beginning of period Aggregate Principal Balance					{1}	$813,854,893

Monthly Principal Amounts

{2} Collections on Receivables outstanding at end of period				{2}	21,000,491
{3} Collections on Receivables paid off during period				{3}	11,894,653
{4} Receivables becoming Liquidated Receivables during period				{4}	4,713,919
{5} Receivables becoming Purchased Receivables during period				{5}	0
{6} Other Receivables adjustments				{6}	46,863
{7} Less amounts allocable to Interest				{7}	(8,163,326)

{8} Total Monthly Principal Amounts					{8}	29,492,600

{9} End of period Aggregate Principal Balance					{9}	$784,362,293

{10} Pool Factor					{10}	61.6637034%

II. MONTHLY PERIOD NOTE BALANCE CALCULATION:

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class B
{11} Original Note Balance	{11}	$200,000,000	$181,000,000	$215,720,000	$257,880,000	$92,070,000

{12} Beginning of period Note Balance	{12}	$0	$53,839,165	$64,166,769	$257,880,000	$92,070,000

{13} Noteholders’ Principal Distributable Amount	{13}	0	11,504,656	13,711,517	0	0
{14} Noteholders’ Accelerated Principal Amount	{14}	0	0	0	0	0
{15} Aggregate Principal Parity Amount	{15}	0	0	0	0	0
{16} Matured Principal Shortfall	{16}

{17} End of period Note Balance	{17}	$0	$42,334,509	$50,455,252	$257,880,000	$92,070,000

{18} Note Pool Factors	{18}	0.0000000%	23.3892315%	23.3892323%	100.0000000%	100.0000000%

		Class C	Class D	Class E		TOTAL
		$114,280,000	$112,380,000	$26,670,000		$1,200,000,000

{19} Beginning of period Note Balance	{19}	$114,280,000	$112,380,000	$26,670,000		$721,285,934

{20} Noteholders’ Principal Distributable Amount	{20}	0	0	0		25,216,173
{21} Noteholders’ Accelerated Principal Amount	{21}	0	0	0		0
{22} Aggregate Principal Parity Amount	{22}	0	0	0		0
{23} Matured Principal Shortfall	{23}					0

{24} End of period Note Balance	{24}	$114,280,000	$112,380,000	$26,670,000		$696,069,761

{25} Note Pool Factors	{25}	100.0000000%	100.0000000%	100.0000000%		58.0058134%

III. CALCULATION OF STEP-DOWN AMOUNT:
{26} Ending Pool Balance	{26}	$784,362,293
{27} 14.50 % of Ending Aggregate Principal Balance	{27}	113,732,532
{28} Less Specified Reserve Balance	{28}	(25,440,000)
{29} Sum of {27} and {28}	{29}	88,292,532
{30} Required Pro Forma Note Balance {26} - {29}	{30}	696,069,761

{31} Beginning Note Balance	{31}	721,285,934
{32} Total Monthly Principal Amount	{32}	(29,492,600)
{33} Pro-Forma Note Balance ( Assuming 100% Pay-down)	{33}	691,793,334

{34} Excess of Required Pro-forma over Pro-forma Balance	{34}	4,276,427
{35} Pool Balance minus Pro-forma Note Balance not less than .50% Original Pool Balance ($6,360,000)	{35}	4,276,427
{36} Step-Down Amount Lesser of {34} or {35}	{36}	$4,276,427

IV. CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:
{37} Total Monthly Principal Amounts	{37}	$29,492,600
{38} Step-down Amount	{38}	(4,276,427)
{39} Principal Distributable Amount	{39}	$25,216,173

V. CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

Class	Beginning Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Calculated Interest
{40}	Class A - 1	$0	0	0.400000%	31	Actual days/360	$0
{41}	Class A - 2A	$53,839,165	0	0.83000%	30	30/360	37,239
{42}	Class A - 2B	$64,166,769	0	0.87255%	31	Actual days/360	48,213
{43}	Class A - 3	$257,880,000	0	1.27000%	30	30/360	272,923
{44}	Class B	$92,070,000	0	1.82000%	30	30/360	139,640
{45}	Class C	$114,280,000	0	2.40000%	30	30/360	228,560
{46}	Class D	$112,380,000	0	3.00000%	30	30/360	280,950
{47}	Class E	$26,670,000	0	3.60000%	30	30/360	80,010

VI. RECONCILIATION OF COLLECTION ACCOUNT:
Available Funds:
{48} Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{48}	$32,665,182
{49} Liquidation Proceeds collected during period	{49}	1,898,247
{50} Purchase Amounts or amounts from Servicer deposited in Collection Account	{50}	46,341
{51} Investment Earnings - Collection Account	{51}	5,668
{52} From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal	{52}	6,312
{53} Collection of Supplemental Servicing - Extension Fees	{53}	229,962
{54} Collection of Supplemental Servicing - Repo and Recovery Fees Advanced	{54}	254,892
{55} Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance	{55}	219,239

{56} Total Available Funds	{56}	35,325,843

Distributions:
{57} Base Servicing Fee	{57}	1,525,978
{58} Repo and Recovery Fees - reimbursed to Servicer	{58}	254,892
{59} Bank Service Charges - reimbursed to Servicer	{59}	0
{60} Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer	{60}	219,239
{61} Trustee and Trust Collateral Agent Fees	{61}	425
{62} Owner Trustee Fee	{62}	208
{63} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{63}	0
{64} Class A-2A Noteholders’ Interest Distributable Amount pari passu	{64}	37,239
{65} Class A-2B Noteholders’ Interest Distributable Amount pari passu	{65}	48,213
{66} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{66}	272,923
{67} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{67}	0
{68} Class B Noteholders’ Interest Distributable Amount	{68}	139,640
{69} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{69}	0
{70} Class C Noteholders’ Interest Distributable Amount	{70}	228,560
{71} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{71}	0
{72} Class D Noteholders’ Interest Distributable Amount	{72}	280,950
{73} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{73}	0
{74} Class E Noteholders’ Interest Distributable Amount	{74}	80,010
{75} Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{75}	0
{76} Noteholders’ Principal Distributable Amount	{76}	25,216,173
{77} To the Reserve Account, the Reserve Account Deposit	{77}	0
{78} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{78}	0
{79} Add’l fees (Trustee, Owner Trustee, Trust Collateral Agent, Lockbox Bank & Processor)	{79}	0
{80} To the Certificateholders, the aggregate amount remaining	{80}	7,021,393
{81} Total Distributions	{81}	$35,325,843

	VlI. CALCULATION OF PRINCIPAL PARITY AMOUNT:

	Class	(X) Cumulative Note Balance	(Y) Pool Balance	(I) Excess of (X) - (Y)	(II) Available Funds in Waterfall	Lesser of (I) or (II)
{82}	Class A	$375,885,934	$784,362,293	$0	$32,966,726	$0
{83}	Class B	467,955,934	784,362,293	0	32,827,086	0
{84}	Class C	582,235,934	784,362,293	0	32,598,526	0
{85}	Class D	694,615,934	784,362,293	0	32,317,576	0
{86}	Class E	721,285,934	784,362,293	0	32,237,566	0
{87}	Total

	VlII. CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:
	{88} Excess Available Funds						{88}	$7,021,393
	{89} Pro-Forma Note Balance (Calculated after Step-Down)						{89}	696,069,761
	{90} Required Pro Forma Note Balance						{90}	696,069,761
	{91} Excess of Pro-Forma Balance over Required Pro-Forma Balance						{91}	0
	{92} Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance						{92}		$0

	IX. RECONCILIATION OF RESERVE ACCOUNT:

									Current
	{93} Specified Reserve Balance								$25,440,000

	{94} Beginning of period Reserve Account balance						{94}		$25,440,000

	{95} The Reserve Account Deposit, from Collection Account						{95}	0
	{96} Investment Earnings						{96}	6,312
	{97} Investment Earnings - transferred to Collection Account Available Funds						{97}	(6,312)
	{98} Reserve Account Withdrawal Amount						{98}	0

	{99} End of period Reserve Account balance						{99}		$25,440,000

	X. CALCULATION OF TOTAL OVERCOLLATERALIZATION:

	{100} Aggregate Principal Balance						{100}	$784,362,293
	{101} End of Period Note Balance						{101}	696,069,761
	{102} Overcollateralization						{102}	88,292,532
	{103} Overcollateralization %						{103}		11.26%

	XI. MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

								Cumulative	Monthly
	{104} Original Number of Receivables						{104}	63,313
	{105} Beginning of period number of Receivables						{105}	0	46,181
	{106} Number of Receivables becoming Liquidated Receivables during period						{106}	4,086	283
	{107} Number of Receivables becoming Purchased Receivables during period						{107}	2	0
	{108} Number of Receivables paid off during period						{108}	14,262	935
	{109} End of period number of Receivables						{109}	44,963	44,963

	XII. STATISTICAL DATA: (CURRENT AND HISTORICAL):

							Original	Prev. Month	Current
	{110} Weighted Average APR of the Receivables					{110}	12.67%	12.48%	12.47%
	{111} Weighted Average Remaining Term of the Receivables					{111}	66.00	53.46	52.66
	{112} Weighted Average Original Term of Receivables					{112}	71.00	71.00	71.00
	{113} Average Receivable Balance					{113}	$20,091	$17,623	$17,445
	{114} Net Losses in Period					{114}	$0	$2,901,461	$2,815,672
	{115} Aggregate Realized Losses					{115}	$0	$36,350,123	$39,165,795
	{116} Aggregate Realized Loss Percentage					{116}		2.857%	3.079%
	{117} ABS Prepay Speed					{117}		1.6263	1.5505

	XIII. DELINQUENCY:

							Units	Dollars	Percentage
	Receivables with Scheduled Payment delinquent
	{118} 31-60 days					{118}	3,729	$67,479,866	8.29%
	{119} 61-90 days					{119}	886	15,185,137	1.87%
	{120} 91-120 days					{120}	239	3,578,955	0.44%
	{121} Total					{121}	4,854	$86,243,958	10.60%

	XIV. EXTENSIONS

	{122} Principal Balance of Receivables extended during current period					{122}		$27,354,698
	{123} Beginning of Period Aggregate Principal Balance					{123}		813,854,893
	{124} Extension Rate {122} divided by {123}					{124}			3.36%

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Vice President, Securitization & Conduit Reporting - Treasury
Date:	August 2, 2016

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